OTHER FINANCIAL LIABILITIES (Details) - Schedule of comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of comprehensive income [Abstract]
Debit (credit) recognized in comprehensive income during the period	$ (119,970)	$ 66,856	$ (27,797)
Debit (credit) transferred from net equity to income during the period	$ (13,016)	$ (30,074)	$ 39,915